Expense Example - Class A IS Shares - Federated Hermes Core Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	597	906	1,237	2,170	121	378	654	1,443